Supplemental Information - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Supplemental Information [Line Items]
Operating expense	$ 1,248,686	$ 1,204,548
General and administrative expense	132,421	122,188
Depreciation and amortization gain on asset disposal loss on asset decommissioning and reversal of impairment of property plant and equipment [Member]
Supplemental Information [Line Items]
Operating expense	287,000	269,000
General and administrative expense	$ 6,000	$ 14,000